Document and Entity Information	Oct. 31, 2024
Risk/Return:
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	497
Period end date	Oct. 31, 2024
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and Statement of Additional Information dated March 1, 2025
Amendment Flag	false